Note 16 - Dividend Reinvestment Plan (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)	186,583	180,424	179,199